                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                                   CLASS AA
                               NAVIGATOR-SELECT
                                 CUSTOM-SELECT

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                   CLASS AA

                       SUPPLEMENT DATED AUGUST 13, 2008
 TO THE PROSPECTUSES DATED APRIL 28, 2008, NOVEMBER 9, 2006 (AS SUPPLEMENTED),
                       AND MAY 1, 2002 (AS SUPPLEMENTED)

   This supplement revises information contained in the prospectuses for the variable annuity contracts listed above issued by MetLife Investors Insurance Company and First MetLife Investors Insurance Company (each referred to as the "Company"). This supplement should be read and kept together with your contract prospectus for future reference.

   Gallatin Asset Management, Inc. ("Gallatin") recently resigned from being the subadviser to five asset allocation portfolios that are investment options under your contract. Effective as of the close of business on August 7, 2008, Gallatin ceased to be the subadviser of the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio (the "Strategic Portfolios"). Effective as of September 2, 2008, Gallatin resigned as the subadviser to the Cyclical Growth and Income ETF Portfolio and Cyclical Growth ETF Portfolio (the "ETF Portfolios"). The Strategic Portfolios and ETF Portfolios are portfolios of the Met Investors Series Trust (the "Trust").

I. THE STRATEGIC PORTFOLIOS

   Effective on August 7, 2008, Met Investors Advisory, LLC (the "Manager"), the portfolios' Manager, assumed responsibility for the day-to-day management of the Strategic Portfolios. In connection with this change, the Manager has agreed to reduce the management fee it charges to each Strategic Portfolio. Accordingly, the following information replaces the corresponding information in the "Investment Portfolio and Expenses" table in the "FEE TABLES AND EXAMPLES" section of your prospectus.

                                                                                 NET TOTAL ANNUAL
                                                 ACQUIRED   TOTAL   CONTRACTUAL PORTFOLIO EXPENSES
                                 12B-1             FUND    ANNUAL     EXPENSE   INCLUDING EXPENSES
                     MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR    OF UNDERLYING
UNDERLYING FUND         FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL       PORTFOLIOS
---------------      ---------- ------- -------- -------- --------- ----------- ------------------
MET INVESTORS
  SERIES TRUST
  -- CLASS B
   Strategic Growth
     and Income
     Portfolio*.....    0.10%**  0.25%    0.05%    0.78%    1.23%      0.00%           1.18%
   Strategic
     Conservative
     Growth
     Portfolio*.....    0.10%**  0.25%    0.05%    0.74%    1.19%      0.00%           1.14%
   Strategic Growth
     Portfolio*.....    0.10%**  0.25%    0.09%    0.68%    1.17%      0.04%           1.08%

* The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

** The Management Fee has been restated to reflect an amended management fee agreement that became effective as of August 7, 2008.

   As a result of the above changes, all references to the "Gallatin Asset Allocation Portfolios" or "Gallatin Asset Allocation Program" in your prospectus are replaced with "Strategic Asset Allocation Portfolios". Similarly, all references in your prospectus to "Gallatin Asset Management, Inc." and "Gallatin", to the extent such references relate to the Strategic Portfolios, are replaced with "Met Investors Advisory, LLC".

   Subject to shareholder approval, each Strategic Portfolio is expected to be reorganized into a portfolio of the MetLife Asset Allocation Program. The reorganization is expected to occur as of approximately November 10, 2008. On August 6, 2008, the Board of Trustees of the Trust approved proposals to reorganize the Strategic Portfolios into the following successor portfolios of the Trust.

Strategic Portfolio                                    Successor Portfolio
-------------------                                    -------------------
Strategic Growth and Income Portfolio    (right arrow) MetLife Balanced Strategy Portfolio
Strategic Conservative Growth Portfolio  (right arrow) MetLife Growth Strategy Portfolio
Strategic Growth Portfolio               (right arrow) MetLife Aggressive Strategy Portfolio

   The Successor Portfolios have investment objectives, strategies and risks similar to the corresponding Strategic Portfolio.

II. THE ETF PORTFOLIOS

   Effective September 2, 2008, SSgA Funds Management, Inc. ("SSgA FM") will replace Gallatin as the subadviser to the ETF Portfolios. In connection with the change of subadviser to SSgA, the Cyclical Growth and Income ETF Portfolio and Cyclical Growth ETF Portfolio will be renamed the SSgA Growth and Income ETF Portfolio and SSgA Growth ETF Portfolio, respectively.

   Effective on or before September 30, 2008, the Manager has agreed to reduce the management fee it charges to the ETF Portfolios. Accordingly, the following information replaces the corresponding information in the "Investment Portfolio and Expenses" table in the "FEE TABLES AND EXAMPLES" section of your prospectus.

                                                 ACQUIRED   TOTAL   CONTRACTUAL
                                 12B-1             FUND    ANNUAL     EXPENSE      NET TOTAL
                     MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  ANNUAL PORTFOLIO
UNDERLYING FUND         FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL       EXPENSES
---------------      ---------- ------- -------- -------- --------- ----------- ----------------
MET INVESTORS
  SERIES TRUST
  -- CLASS B
   SSgA Growth and
     Income ETF
     Portfolio*.....    0.33%**  0.25%    0.09%    0.23%    0.90%       --            0.90%
   SSgA Growth ETF
     Portfolio*.....    0.33%**  0.25%    0.08%    0.24%    0.90%       --            0.90%

* The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company, including the management fee.

** The Management Fee has been restated to reflect an amended management fee agreement that became effective as of September 2, 2008.

   In conjunction with the above changes, all references to the "Cyclical Growth and Income ETF Portfolio" and "Cyclical Growth ETF Portfolio" in your prospectus are replaced with "SSgA Growth and Income ETF Portfolio" and "SSgA Growth ETF Portfolio," respectively. In addition, all references in your prospectus to "Gallatin Asset Management, Inc." and "Gallatin", to the extent such references relate to the subadviser to the ETF Portfolios, are replaced with "SSgA Funds Management, Inc." and "SSgA FM," respectively.

III. OTHER INFORMATION

   For the prospectuses dated April 28, 2008 and November 9, 2006, the last two paragraphs in the "OTHER INFORMATION--Compensation Paid to all Selling Firms" section of the prospectus are deleted. For the prospectus dated May 1, 2002 as supplemented, the paragraph in the "OTHER INFORMATION - Distribution" section of the prospectus that was added via a supplement dated November 13, 2006 is deleted.

                                *      *      *

   Please note that our forms and communications with you may continue temporarily to refer to the former portfolio name or subadviser until we are able to revise such documents.

   You should consult the supplements to the prospectuses of the Strategic Portfolios and the ETF Portfolios for additional information regarding the changes described above.

   Please contact your registered representative if you have any questions.

   THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.